UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10603

Western Asset Premier Bond Fund
(Exact name of registrant as specified in charter)

385 East Colorado Boulevard Pasadena, CA		91101
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		888-777-0102

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET PREMIER BOND FUND

FORM N-Q

SEPTEMBER 30, 2009

Quarterly Report to Shareholders

Portfolio of Investments

Western Asset Premier Bond Fund

September 30, 2009 (Unaudited)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 145.0%
Corporate Bonds and Notes — 70.3%
Aerospace and Defense — 2.1%
L-3 Communications Corp.	6.375%	10/15/15	$535,000	$540,350
Northrop Grumman Corp.	7.750%	2/15/31	1,000,000	1,318,684
The Boeing Co.	6.125%	2/15/33	600,000	668,419
TransDigm Inc.	7.750%	7/15/14	405,000	393,356	A
				2,920,809
Airlines — 9.2%
America West Airlines Inc.	8.057%	7/2/20	2,577,779	2,268,446
Continental Airlines Inc.	7.160%	3/24/13	625,312	569,257	B
Continental Airlines Inc.	6.900%	1/2/18	931,816	866,589
Continental Airlines Inc.	6.820%	5/1/18	913,728	785,806	B
Continental Airlines Inc.	6.545%	2/2/19	1,435,863	1,356,891
Continental Airlines Inc.	8.048%	11/1/20	636,843	605,001
Continental Airlines Inc.	6.703%	6/15/21	819,937	746,143
DAE Aviation Holdings Inc.	11.250%	8/1/15	460,000	358,800	A
Delta Air Lines Inc.	9.500%	9/15/14	75,000	75,000	A
Delta Air Lines Inc.	12.250%	3/15/15	80,000	74,600	A
Northwest Airlines Corp.	7.575%	9/1/20	586,536	480,959
Northwest Airlines Inc.	1.487%	8/6/13	2,951,780	2,213,885	B,C
United Air Lines Inc.	7.032%	10/1/10	82,728	81,694	B
United Air Lines Inc.	7.186%	4/1/11	17,378	16,944
US Airways Pass-Through Trust	6.850%	1/30/18	2,824,448	2,092,630	B
				12,592,645
Auto Components — N.M.
Visteon Corp.	8.250%	8/1/10	42,000	10,290	D
Visteon Corp.	12.250%	12/31/16	136,000	34,680	A,D
				44,970
Automobiles — 1.7%
DaimlerChrysler NA Holding Corp.	7.300%	1/15/12	1,000,000	1,078,797
DaimlerChrysler NA Holding Corp.	8.500%	1/18/31	1,000,000	1,183,269
General Motors Corp.	8.375%	7/15/33	410,000	66,625	D
				2,328,691
Building Products — 0.4%
Associated Materials Inc.	11.250%	3/1/14	590,000	445,450
Nortek Inc.	8.500%	9/1/14	45,000	31,050	D,E
NTK Holdings Inc.	10.750%	3/1/14	500,000	13,750	E
				490,250
Capital Markets — 1.5%
Morgan Stanley	6.600%	4/1/12	1,000,000	1,086,687
The Goldman Sachs Group Inc.	6.600%	1/15/12	900,000	977,284
				2,063,971

Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Premier Bond Fund - Continued

September 30, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Chemicals — 0.8%
The Dow Chemical Co.	6.000%	10/1/12	$1,000,000	$1,065,052
Westlake Chemical Corp.	6.625%	1/15/16	70,000	65,800
				1,130,852
Commercial Services and Supplies — 2.2%
ACCO Brands Corp.	10.625%	3/15/15	105,000	109,725	A
RCS Equipment Rental Inc.	9.500%	12/1/14	300,000	289,500
US Investigations Services Inc.	10.500%	11/1/15	310,000	261,950	A
Waste Management Inc.	7.375%	5/15/29	2,000,000	2,264,380
Waste Management Inc.	7.750%	5/15/32	40,000	48,598
				2,974,153
Communications Equipment — 0.5%
EchoStar DBS Corp.	7.000%	10/1/13	600,000	604,500
EchoStar DBS Corp.	7.750%	5/31/15	120,000	122,400
				726,900
Consumer Finance — 2.7%
Ford Motor Credit Co.	7.500%	8/1/12	70,000	67,212
Ford Motor Credit Co.	12.000%	5/15/15	1,030,000	1,134,984
Ford Motor Credit Co.	8.000%	12/15/16	680,000	630,881
GMAC LLC	6.875%	8/28/12	94,000	86,480	A
GMAC LLC	8.000%	11/1/31	939,000	755,895	A
SLM Corp.	0.664%	7/26/10	1,020,000	968,980	C
				3,644,432
Distributors — 0.1%
Keystone Automotive Operations Inc.	9.750%	11/1/13	250,000	65,625
Diversified Consumer Services — 0.3%
Education Management LLC	8.750%	6/1/14	55,000	58,300
Education Management LLC	10.250%	6/1/16	310,000	344,100
Service Corp. International	7.625%	10/1/18	5,000	5,037
Service Corp. International	7.500%	4/1/27	60,000	53,550
				460,987
Diversified Financial Services — 5.1%
AAC Group Holding Corp.	10.250%	10/1/12	440,000	422,400	A
Air 2 US	8.027%	10/1/19	469,309	394,219	A
CCM Merger Inc.	8.000%	8/1/13	140,000	114,800	A
Citigroup Inc.	6.625%	6/15/32	1,000,000	908,617
DI Finance LLC	9.500%	2/15/13	362,000	369,240
HSBC Finance Corp.	4.750%	7/15/13	1,670,000	1,697,645
JPMorgan Chase and Co.	5.125%	9/15/14	1,300,000	1,354,357
Liberty Media LLC	3.750%	2/15/30	1,860,000	930,000	F
TNK-BP Finance SA	7.875%	3/13/18	220,000	214,786	A

Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Premier Bond Fund - Continued

September 30, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Financial Services — Continued
Vanguard Health Holding Co. II LLC	9.000%	10/1/14	$535,000	$545,700
				6,951,764
Diversified Telecommunication Services — 1.7%
Cincinnati Bell Inc.	6.300%	12/1/28	25,000	18,625
Citizens Communications Co.	9.250%	5/15/11	90,000	98,100
Hawaiian Telcom Communications Inc.	12.500%	5/1/15	135,000	169	D,E
Intelsat Corp.	9.250%	8/15/14	140,000	143,500
Level 3 Financing Inc.	9.250%	11/1/14	660,000	581,625
Qwest Communications International Inc.	7.250%	2/15/11	160,000	162,200
Qwest Communications International Inc.	7.500%	2/15/14	140,000	138,250
Qwest Corp.	7.875%	9/1/11	390,000	402,188
Qwest Corp.	7.500%	10/1/14	150,000	151,500
Windstream Corp.	8.625%	8/1/16	635,000	649,287
				2,345,444
Electric Utilities — 3.9%
Duke Energy Corp.	6.250%	1/15/12	250,000	272,452
Energy Future Holdings Corp.	11.250%	11/1/17	1,674,800	1,105,368	G
FirstEnergy Corp.	6.450%	11/15/11	27,000	29,202
FirstEnergy Corp.	7.375%	11/15/31	3,040,000	3,407,618
Orion Power Holdings Inc.	12.000%	5/1/10	150,000	155,250
TXU Electric Delivery Co.	7.000%	9/1/22	250,000	285,335
				5,255,225
Energy Equipment and Services — 1.3%
Complete Production Services Inc.	8.000%	12/15/16	150,000	136,500
EEB International Ltd.	8.750%	10/31/14	820,000	881,500	A
Gulfmark Offshore Inc.	7.750%	7/15/14	270,000	264,600
Parker Drilling Co.	9.625%	10/1/13	300,000	297,375
Pride International Inc.	7.375%	7/15/14	240,000	246,000
				1,825,975
Food and Staples Retailing — 3.9%
CVS Corp.	5.789%	1/10/26	844,744	756,046	A
CVS Lease Pass-Through Trust	5.880%	1/10/28	928,083	874,959
CVS Lease Pass-Through Trust	6.036%	12/10/28	934,620	900,927
CVS Pass-Through Trust	6.943%	1/10/30	1,932,505	1,952,139
Delhaize America Inc.	9.000%	4/15/31	166,000	218,421
Safeway Inc.	5.800%	8/15/12	500,000	541,953
				5,244,445
Food Products — 0.2%
Dole Food Co. Inc.	7.250%	6/15/10	205,000	205,000
Dole Food Co. Inc.	8.000%	10/1/16	80,000	80,300	A
				285,300

Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Premier Bond Fund - Continued

September 30, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Gas Utilities — 0.4%
Southern Natural Gas Co.	8.000%	3/1/32	$20,000	$23,648
Suburban Propane Partners LP	6.875%	12/15/13	580,000	573,475
				597,123
Health Care Providers and Services — 1.5%
Community Health Systems Inc.	8.875%	7/15/15	200,000	205,000
DaVita Inc.	6.625%	3/15/13	70,000	69,300
DaVita Inc.	7.250%	3/15/15	260,000	257,400
HCA Inc.	6.250%	2/15/13	85,000	81,175
HCA Inc.	6.375%	1/15/15	430,000	382,700
HCA Inc.	9.250%	11/15/16	195,000	201,581
HCA Inc.	9.625%	11/15/16	399,000	414,960	G
HCA Inc.	7.690%	6/15/25	90,000	73,085
HCA Inc.	7.500%	11/15/95	185,000	130,885
U.S. Oncology Holdings Inc.	7.178%	3/15/12	275,000	239,250	C,G
				2,055,336
Hotels, Restaurants and Leisure — 1.3%
Denny’s Holdings Inc.	10.000%	10/1/12	90,000	90,900
El Pollo Loco Inc.	11.750%	11/15/13	295,000	271,400
Harrah’s Operating Co. Inc.	10.750%	2/1/16	300,000	242,250
Harrah’s Operating Co. Inc.	10.000%	12/15/18	460,000	365,700	A
Inn of the Mountain Gods Resort and Casino	12.000%	11/15/10	530,000	245,125	D,E
MGM MIRAGE	11.375%	3/1/18	175,000	164,500	A
River Rock Entertainment Authority	9.750%	11/1/11	180,000	165,600
Sbarro Inc.	10.375%	2/1/15	90,000	71,100
Snoqualmie Entertainment Authority	4.683%	2/1/14	110,000	53,900	A,C
Station Casinos Inc.	7.750%	8/15/16	205,000	61,500	D,E
Station Casinos Inc.	6.625%	3/15/18	100,000	3,500	D,E
				1,735,475
Household Durables — 0.4%
American Greetings Corp.	7.375%	6/1/16	20,000	19,150
Norcraft Cos.	9.000%	11/1/11	360,000	360,000
Norcraft Holdings LP	9.750%	9/1/12	155,000	147,250
				526,400
Independent Power Producers and Energy Traders — 2.1%
Dynegy Holdings Inc.	7.750%	6/1/19	650,000	554,125
Edison Mission Energy	7.750%	6/15/16	180,000	157,500
Edison Mission Energy	7.625%	5/15/27	179,000	127,985
Mirant North America LLC	7.375%	12/31/13	350,000	348,250
NRG Energy Inc.	7.375%	2/1/16	500,000	483,750
NRG Energy Inc.	7.375%	1/15/17	225,000	217,688
The AES Corp.	9.750%	4/15/16	360,000	392,400	A

Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Premier Bond Fund - Continued

September 30, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Independent Power Producers and Energy Traders — Continued
The AES Corp.	8.000%	10/15/17	$525,000	$528,281
The AES Corp.	8.000%	6/1/20	100,000	99,250
				2,909,229
Industrial Conglomerates — 2.2%
Tyco International Ltd. / Tyco International Finance SA	6.875%	1/15/21	2,615,000	2,935,222
IT Services — 0.9%
Ceridian Corp.	12.250%	11/15/15	130,000	110,500	G
Electronic Data Systems Corp.	7.450%	10/15/29	500,000	633,844
SunGard Data Systems Inc.	10.250%	8/15/15	520,000	530,400
				1,274,744
Leisure Equipment and Products — 0.5%
Eastman Kodak Co.	7.250%	11/15/13	760,000	623,200
Media — 5.7%
Affinion Group Inc.	10.125%	10/15/13	430,000	441,825
Affinion Group Inc.	11.500%	10/15/15	225,000	231,187
CCH I Holdings LLC	11.000%	10/1/15	927,000	171,495	D,E
CCH II Holdings LLC	10.250%	10/1/13	150,000	168,000	D,E
Charter Communications Holdings LLC	11.750%	5/15/11	80,000	200	D,E
Charter Communications Holdings LLC	12.125%	1/15/12	40,000	100	D,E
Charter Communications Operating LLC	12.875%	9/15/14	280,000	303,100	A,D,E
CMP Susquehanna Corp.	0.000%	5/15/14	14,000	5,950	A,E,H
Comcast Corp.	5.900%	3/15/16	400,000	429,881
Comcast Corp.	7.050%	3/15/33	1,000,000	1,134,065
CSC Holdings Inc.	7.625%	4/1/11	50,000	51,875
CSC Holdings Inc.	6.750%	4/15/12	250,000	257,500
DISH DBS Corp.	7.875%	9/1/19	385,000	388,850	A
Idearc Inc.	8.000%	11/15/16	720,000	32,400	D
News America Holdings Inc.	8.875%	4/26/23	400,000	456,725
R.H. Donnelley Corp.	8.875%	10/15/17	320,000	18,400	D
Time Warner Inc.	6.875%	5/1/12	1,400,000	1,541,148
Time Warner Inc.	7.700%	5/1/32	1,150,000	1,300,405
TL Acquisitions Inc.	10.500%	1/15/15	270,000	255,150	A
Univision Communications Inc.	12.000%	7/1/14	420,000	451,500	A
Virgin Media Finance PLC	9.500%	8/15/16	100,000	105,250
				7,745,006
Metals and Mining — 1.9%
Alcoa Inc.	5.375%	1/15/13	750,000	768,743
CII Carbon LLC	11.125%	11/15/15	580,000	556,800	A
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	730,000	776,537
Metals USA Inc.	11.125%	12/1/15	445,000	427,756
Noranda Aluminium Acquisition Corp.	6.163%	5/15/15	75,508	53,233	C,G
				2,583,069

Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Premier Bond Fund - Continued

September 30, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Multi-Utilities — 0.8%
Dominion Resources Inc.	5.700%	9/17/12	$770,000	$841,135
MidAmerican Energy Holdings Co.	5.875%	10/1/12	250,000	272,382
				1,113,517
Multiline Retail — 0.4%
Dollar General Corp.	10.625%	7/15/15	60,000	66,300
The Neiman-Marcus Group Inc.	9.000%	10/15/15	272,829	233,269	G
The Neiman-Marcus Group Inc.	7.125%	6/1/28	330,000	282,150
				581,719
Oil, Gas and Consumable Fuels — 9.2%
Belden and Blake Corp.	8.750%	7/15/12	750,000	697,500
Berry Petroleum Co.	10.250%	6/1/14	160,000	170,800
Chesapeake Energy Corp.	6.375%	6/15/15	480,000	445,800
Chesapeake Energy Corp.	6.625%	1/15/16	30,000	28,350
Chesapeake Energy Corp.	7.250%	12/15/18	300,000	283,500
Colorado Interstate Gas Co.	6.800%	11/15/15	150,000	166,807
DCP Midstream LP	7.875%	8/16/10	750,000	786,127
Devon Energy Corp.	7.950%	4/15/32	1,000,000	1,253,668
Devon Financing Corp. ULC	6.875%	9/30/11	1,000,000	1,087,932
El Paso Corp.	7.750%	6/15/10	1,496,000	1,501,996
El Paso Corp.	7.800%	8/1/31	190,000	174,253
Exco Resources Inc.	7.250%	1/15/11	465,000	460,931
Hess Corp.	7.875%	10/1/29	1,640,000	1,920,945
Hess Corp.	7.300%	8/15/31	60,000	67,448
International Coal Group Inc.	10.250%	7/15/14	220,000	200,200
Kinder Morgan Energy Partners LP	7.125%	3/15/12	500,000	546,087
Petrohawk Energy Corp.	9.125%	7/15/13	145,000	148,987
Plains Exploration and Production Co.	10.000%	3/1/16	140,000	150,850
Plains Exploration and Production Co.	8.625%	10/15/19	125,000	126,563
Quicksilver Resources Inc.	11.750%	1/1/16	185,000	203,962
SemGroup LP	8.750%	11/15/15	305,000	19,825	A,D,E
Sonat Inc.	7.625%	7/15/11	500,000	510,234
Stone Energy Corp.	8.250%	12/15/11	160,000	150,400
The Williams Cos. Inc.	7.500%	1/15/31	902,000	921,287
The Williams Cos. Inc.	8.750%	3/15/32	85,000	97,475
Valero Energy Corp.	7.500%	4/15/32	400,000	397,835
				12,519,762
Paper and Forest Products — 1.8%
Appleton Papers Inc.	8.125%	6/15/11	5,000	4,056	E
Appleton Papers Inc.	9.750%	6/15/14	305,000	137,631	E
Appleton Papers Inc.	11.250%	12/15/15	40,000	39,527	A
NewPage Corp.	6.738%	5/1/12	335,000	207,700	C
NewPage Corp.	11.375%	12/31/14	505,000	496,162	A

Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Premier Bond Fund - Continued

September 30, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Paper and Forest Products — Continued
Weyerhaeuser Co.	6.750%	3/15/12	$680,000	$708,410
Weyerhaeuser Co.	7.375%	3/15/32	1,000,000	885,780
				2,479,266
Pharmaceuticals — N.M.
Leiner Health Products Inc.	11.000%	6/1/12	280,000	700	D,E

Real Estate Investment Trusts (REITs) — 0.2%
Ventas Inc.	6.750%	4/1/17	260,000	254,800

Real Estate Management and Development — 0.2%
Ashton Woods USA LLC	0.000%	6/30/15	65,000	24,375	A,E,I
Realogy Corp.	12.375%	4/15/15	495,000	273,488
				297,863
Road and Rail — 0.3%
RailAmerica Inc.	9.250%	7/1/17	260,000	272,350	A
Swift Transportation Co.	8.190%	5/15/15	30,000	21,300	A,C
Swift Transportation Co.	12.500%	5/15/17	75,000	56,250	A
				349,900
Semiconductors and Semiconductor Equipment — 0.1%
Freescale Semiconductor Inc.	8.875%	12/15/14	25,000	19,125
Freescale Semiconductor Inc.	10.125%	12/15/16	80,000	53,200
				72,325
Specialty Retail — 0.4%
Blockbuster Inc.	9.000%	9/1/12	170,000	108,800
Blockbuster Inc.	11.750%	10/1/14	330,000	314,325	A
Michaels Stores Inc.	10.000%	11/1/14	80,000	78,800
				501,925
Textiles, Apparel and Luxury Goods — 0.2%
Oxford Industries Inc.	11.375%	7/15/15	255,000	273,169

Tobacco — 0.2%
Alliance One International Inc.	10.000%	7/15/16	130,000	134,225	A
Alliance One International Inc.	10.000%	7/15/16	70,000	72,275	A
				206,500
Trading Companies and Distributors — 0.5%
Ashtead Capital Inc.	9.000%	8/15/16	129,000	123,840	A
H&E Equipment Services Inc.	8.375%	7/15/16	245,000	224,175
Penhall International Corp.	12.000%	8/1/14	390,000	187,200	A,E
RSC Equipment Rental Inc.	10.000%	7/15/17	170,000	182,750	A
				717,965

Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Premier Bond Fund - Continued

September 30, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Transportation Infrastructure — 0.2%
Hawker Beechcraft Acquisition Co.	8.875%	4/1/15	$500,000	$320,000	G

Wireless Telecommunication Services — 1.3%
AT&T Mobility LLC	6.500%	12/15/11	250,000	274,821
Sprint Capital Corp.	8.375%	3/15/12	1,450,000	1,497,125
				1,771,946
TOTAL CORPORATE BONDS AND NOTES (Cost — $99,932,543)				95,798,599
ASSET-BACKED SECURITIES — 26.6%
Fixed Rate Securities — 8.6%
Associates Manufactured Housing Pass Through Certificates 1997-CLB2	8.900%	6/15/28	3,221,492	2,955,397	B
Bear Stearns Asset Backed Securities Trust 2007-SD1 1A3A	6.500%	10/25/36	1,435,932	763,124
Captiva CBO 1997-1A A	6.860%	11/30/09	295,431	207,806	A,B,J
Contimortgage Home Equity Trust 1997-4 B1F	7.330%	10/15/28	531,679	425,990	B
Firstfed Corp. Manufactured Housing Contract 1996-1 B	8.060%	10/15/22	2,100,000	2,137,403	A,B
Global Franchise Trust 1998-1 A2	6.659%	10/10/11	858,899	472,394	A
Green Tree Financial Corp. 1992-2 B	9.150%	1/15/18	239,145	159,113
Green Tree Financial Corp. 1993-1 B	8.450%	4/15/18	321,229	279,167
Green Tree Home Improvement Loan Trust 1996-D HIB2	8.000%	9/15/27	84,813	62,117
Green Tree Recreational Equiptment & Consumer Trust 1996-C CTFS	7.650%	10/15/17	261,433	182,778
Indymac Manufactured Housing Contract 1997-1 A5	6.970%	2/25/28	300,685	220,621
Lehman XS Trust 2007-1 WF1	7.000%	1/25/37	1,140,775	650,242
PAMCO CLO 1997-1A B	7.910%	8/6/10	894,402	44,720	D
Pegasus Aviation Lease Securitization 2000-1 A2	8.370%	3/25/30	1,600,000	424,000	A,B
Renaissance Home Equity Loan Trust 2004-2 AF4	5.392%	7/25/34	834,120	758,319
Settlement Fee Finance LLC 2004-1A A	9.100%	7/25/34	874,853	681,510	A,B
Structured Asset Securities Corp. 2002-AL1 A3	3.450%	2/25/32	1,020,997	849,108
Structured Asset Securities Corp. 2003-AL1	3.357%	4/25/31	144,670	126,324	A
Vanderbilt Mortgage Finance 1997-B 1B2	8.155%	10/7/26	451,012	356,557
				11,756,690
Indexed SecuritiesC — 10.2%
ACE Securities Corp. 2005-SD1 A1	0.646%	11/25/50	62,660	60,930
AmeriCredit Automobile Receivables Trust 2007-CM A3B	0.306%	5/7/12	1,480,032	1,469,636
Bayview Financial Acquisition Trust 2007-B 2A1	0.546%	8/28/47	1,642,080	1,491,438
Bayview Financial Asset Trust 2004-SSRA A1	0.846%	12/25/39	493,574	335,631	A
Bayview Financial Asset Trust 2007-SR1A A	0.696%	3/25/37	2,594,299	1,089,606	A
Bayview Financial Asset Trust 2007-SR1A M3	1.396%	3/25/37	647,104	110,008	A
Bayview Financial Asset Trust 2007-SR1A M4	1.746%	3/25/37	176,483	21,707	A,B
Citigroup Mortgage Loan Trust Inc. 2006-SHL1 A1	0.446%	11/25/45	311,592	187,966	A

Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Premier Bond Fund - Continued

September 30, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Asset-Backed Securities — Continued
Indexed Securities — Continued
Citigroup Mortgage Loan Trust Inc. 2007-SHL1 A	0.646%	11/25/46	$1,298,782	$513,019	A
Countrywide Asset-Backed Certificates 2007-13 2A1	1.146%	10/25/47	1,314,368	769,004
Countrywide Asset-Backed Certificates 2007-SEA2 1A1	1.314%	8/25/47	74,140	39,540	A,B
Countrywide Home Equity Loan Trust 2007-GW A	0.793%	11/15/28	2,728,269	1,259,155	B
Credit-Based Asset Servicing and Securitization 2004-CB2 M1	0.766%	7/25/33	2,209,205	1,370,988
CS First Boston Mortgage Securities Corp. 2004-CF2 2A1	0.716%	5/25/44	128,129	110,240	A
Ellington Loan Acquisition Trust 2007-1 A2A1	1.246%	5/26/37	357,636	290,964	A
EMC Mortgage Loan Trust 2003-B	0.796%	11/25/41	159,090	130,565	A
Fremont Home Loan Trust 2006-2 2A2	0.424%	2/25/36	856,388	810,001
GMAC Mortgage Corp. Loan Trust 2004-VF1 A1	0.996%	2/25/31	695,207	386,190	A
GSAA Home Equity Trust 2006-19 A3A	0.486%	12/25/36	1,000,000	442,412
IXIS Real Estate Capital Trust 2005-HE3 A4	0.616%	12/25/35	23,963	23,150
Lehman XS Trust 2006-GP4	0.316%	8/25/46	275,083	237,237
Long Beach Mortgage Loan Trust 2005-WL2 3A1	0.426%	8/25/35	27,115	26,674
Morgan Stanley ABS Capital I 2003-SD1 A1	0.814%	3/25/33	25,114	17,963
MSDWCC Heloc Trust 2003-2 A	0.506%	4/25/16	239,080	138,311
New Century Home Equity Loan Trust 2004-2 A2	0.616%	8/25/34	475,320	283,302
RAAC Series 2007-RP1 M1	0.796%	5/25/46	210,000	3,937	A,B
Renaissance Home Equity Loan Trust 2005-3 AV3	0.626%	11/25/35	800,000	359,791
Residential Asset Mortgage Products Inc. 2004-RZ1 AII	0.726%	3/25/34	435,135	239,333
Residential Asset Securities Corp. 2001-KS3 AII	0.706%	9/25/31	332,133	216,589
Salomon Brothers Mortgage Securities VII 2002-CIT1	0.546%	3/25/32	324,832	306,123
Structured Asset Securities Corp. 2007-BC1 A2	0.296%	2/25/37	998,331	930,043
Wachovia Asset Securitization Inc. 2002-HE1	0.616%	9/27/32	234,334	141,147
Wachovia Asset Securitization Inc. 2002-HE2	0.676%	12/25/32	86,595	55,556
Wachovia Asset Securitization Inc. 2003-HE1	0.536%	3/25/33	31,805	20,543
				13,888,699
Stripped Securities — 0.6%
Bear Stearns Asset Backed Securities Trust 2006-SD3 1P0	0.000%	8/25/36	1,580,032	713,056	B,K2
Oakwood Mortgage Investors Inc. 2002-C AIO	6.000%	8/15/10	512,050	23,442	E,K1
				736,498
Variable Rate SecuritiesH — 7.2%
BankAmerica Manufactured Housing Contract 1997-2 M	6.900%	4/10/28	100,000	127,461
Conseco Finance Securitizations Corp. 2002-1 A	6.681%	12/1/33	489,986	454,497
GMAC Mortgage Corp. Loan Trust 2005-HE2 A3	4.622%	11/25/35	231,958	225,751
Green Tree 2008-MH1 A1	7.000%	4/25/38	81,875	83,315	A
Greenpoint Manufactured Housing 1999-5 A5	7.820%	12/15/29	706,000	610,232
GSAMP Trust 2003-SEA2 A1	4.422%	7/25/33	2,279,323	1,824,033
Merit Securities Corp. 13 A4	7.966%	12/28/33	3,520,870	3,496,923
Oakwood Mortgage Investors Inc. 2002-B A3	6.060%	3/15/25	307,970	229,909
Residential Asset Securities Corp. 2002-KS2 AI6	6.228%	4/25/32	917,908	750,244
Residential Asset Securities Corp. 2003-KS8 AI6	4.830%	10/25/33	1,162,775	946,430

Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Premier Bond Fund - Continued

September 30, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Asset-Backed Securities — Continued
Variable Rate Securities — Continued
Saxon Asset Securities Trust 2000-2 MF1	8.870%	7/25/30	$160,541	$156,563
Vanderbilt Mortgage Finance 1997-C	7.830%	8/7/27	131,485	103,500
Vanderbilt Mortgage Finance 2000-B IB2	9.250%	7/7/30	936,033	805,743
				9,814,601
TOTAL ASSET-BACKED SECURITIES (Cost — $37,668,455)				36,196,488
MORTGAGE-BACKED SECURITIES — 35.0%
Fixed Rate Securities — 4.1%
Banc of America Commercial Mortgage Inc. 2007-5 A3	5.620%	2/10/51	800,000	737,606
Bear Stearns Asset Backed Securities Trust 2002-AC1 B4	7.000%	1/25/32	1,023,400	200,449	A
Enterprise Mortgage Acceptance Co. 1999-1 A1	6.420%	10/15/25	6,948	4,517	A,B
GMAC Commercial Mortgage Securities Inc. 1998-C2 F	6.500%	5/15/35	1,000,000	1,003,755
JP Morgan Chase Commercial Mortgage Securities Corp. 2008-C2 A1	5.017%	2/12/51	302,936	304,751
Metropolitan Asset Funding Inc. 1998-BI B1	8.000%	11/20/24	937,039	393,991
Residential Asset Mortgage Products Inc. 2004-SL4	7.500%	7/25/32	1,648,305	1,550,437
Washington Mutual Alternative Mortgage Pass-Through Certificates 2006-5 3A3	6.221%	7/25/36	905,000	529,250
Washington Mutual Alternative Mortgage Pass-Through Certificates 2006-7 A2A	5.667%	9/25/36	1,519,910	723,606
Washington Mutual Alternative Mortgage Pass-Through Certificates 2006-7 A3	6.081%	9/25/36	185,000	78,211
Washington Mutual MSC Mortgage Pass-Through Certificates 2004-RA1	7.000%	3/25/34	77,445	75,896
				5,602,469
Indexed SecuritiesC — 24.9%
American Home Mortgage Investment Trust 2007-A 4A	0.696%	7/25/46	975,137	541,230	A,B
Bayview Commercial Asset Trust 2005-3A A2	0.646%	11/25/35	814,352	469,433	A
Bayview Commercial Asset Trust 2005-4A A1	0.546%	1/25/36	469,790	295,704	A
Bayview Commercial Asset Trust 2007-5A A1	0.896%	10/25/37	442,164	424,477	A
Bear Stearns Alt-A Trust 2004-3 A1	0.886%	4/25/34	586,530	431,060
Bear Stearns Alt-A Trust 2004-8 1A	0.596%	9/25/34	332,560	241,588
Bella Vista Mortgage Trust 2004-2 A1	0.616%	2/25/35	2,437,616	1,486,139
BlackRock Capital Finance LP 1997-R2 B5	6.188%	12/25/35	510,044	25,502	A
CBA Commercial Small Balance Commercial Trust 2005-1A	0.566%	7/25/35	1,997,287	798,915	A
Chevy Chase Mortgage Funding Corp. 2004-3A A1	0.496%	8/25/35	1,831,587	790,956	A
Chevy Chase Mortgage Funding Corp. 2004-4A A1	0.476%	10/25/35	2,613,112	1,371,186	A
Chevy Chase Mortgage Funding Corp. 2005-4A A1	0.446%	10/25/36	2,364,466	1,186,549	A
CNL Funding 1998-1 C2	0.994%	9/18/11	3,360,000	1,075,200	A
Countrywide Alternative Loan Trust 2005-J12	0.516%	8/25/35	317,036	153,446
Countrywide Home Loans 2004-HYB5 7A1	2.372%	4/20/35	3,973,180	1,787,931
Countrywide Home Loans 2004-R1 1AF	0.646%	11/25/34	2,289,089	2,076,145	A

Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Premier Bond Fund - Continued

September 30, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Countrywide Home Loans 2004-R2 1AF1	0.666%	11/25/34	$706,180	$466,525	A
Countrywide Home Loans 2005-09 1A1	0.546%	5/25/35	1,901,546	1,004,605
Countrywide Home Loans 2005-7 1A1	0.516%	3/25/35	1,736,142	1,082,142
Greenpoint Mortgage Funding Trust 2005-AR5 2A2	0.516%	11/25/46	3,510,195	1,163,259
Greenpoint Mortgage Funding Trust 2005-AR5 3A2	0.516%	11/25/46	2,119,260	643,135
GSMPS Mortgage Loan Trust 2005-RP1 1AF	0.596%	1/25/35	323,904	197,417	A
GSMPS Mortgage Loan Trust 2005-RP1 2A1	5.146%	1/25/35	1,835,204	1,413,751	A
GSMPS Mortgage Loan Trust 2005-RP3	0.596%	9/25/35	1,481,424	951,969	A
Harborview Mortgage Loan Trust 2004-8 3A2	0.646%	11/19/34	221,887	108,812
Harborview Mortgage Loan Trust 2005-9 B10	1.996%	6/20/35	1,148,954	82,579
Impac CMB Trust 2004-9 1A1	1.006%	1/25/35	67,409	45,330
Impac CMB Trust 2A-10	0.886%	3/25/35	556,548	229,122
IndyMac Index Mortgage Loan Trust 2007-AR15 2A1	5.653%	8/25/37	6,163,834	3,330,386
Luminent Mortgage Trust 2006-6 A1	0.446%	10/25/46	1,347,093	617,756
MASTR Adjustable Rate Mortgages Trust 2004-13	3.111%	11/21/34	2,000,000	1,584,861
MASTR Alternative Loans Trust 2003-7 7A1	0.646%	11/25/33	432,617	389,958
Merit Securities Corp. 11PA B3	2.496%	9/28/32	850,000	185,045	A,B
Regal Trust IV 1999-1 A	2.880%	9/29/31	141,491	113,198	A,B
Residential Asset Securitization Trust 2003-A1 A2	0.746%	3/25/33	648,791	578,189
Sequoia Mortgage Trust 2003-2 A2	1.447%	6/20/33	60,606	52,629
Sequoia Mortgage Trust 2004-10 A1A	0.556%	11/20/34	33,377	24,777
Sequoia Mortgage Trust 2004-11 A1	0.546%	12/20/34	48,677	33,582
Sequoia Mortgage Trust 2004-12 A1	0.516%	1/20/35	407,006	287,757
Structured Asset Securities Corp. 2002-9 A2	0.546%	10/25/27	1,217,125	1,011,783
Structured Asset Securities Corp. 2005-RF3 2A	5.312%	6/25/35	2,437,336	1,987,030	A,B
WaMu Mortgage Pass-Through Certificates 2004-AR13 A1A	0.610%	11/25/34	1,705,656	985,313
WaMu Mortgage Pass-Through Certificates 2004-AR13 A2A	0.683%	11/25/34	2,398,712	1,354,410
Washington Mutual Inc. 2004-AR12 A2A	0.703%	10/25/44	228,692	153,505
Washington Mutual Mortgage Pass-Through Certificates 2006-AR5 3A	1.841%	7/25/46	1,521,345	659,505
				33,893,791
Stripped Securities — 0.8%
Indymac Index Mortgage Loan Trust 2005-AR14 BX	2.400%	7/25/35	6,566,579	73,546	B,E,K1
LB-UBS Commercial Mortgage Trust 2001-C3 X	1.143%	6/15/36	2,508,859	35,135	A,E,K1
Prime Mortgage Trust 2005-2 2XB	1.740%	10/25/32	3,759,518	345,196	K1
Prime Mortgage Trust 2005-5 1X	0.860%	7/25/34	9,937,957	164,672	K1
Prime Mortgage Trust 2005-5 1XB	1.480%	7/25/34	3,167,722	122,631	K1
Residential Asset Mortgage Products, Inc. 2005-SL2 AP0	0.000%	2/25/32	415,367	353,913	K2
				1,095,093
Variable Rate SecuritiesH — 5.2%
Bear Stearns Alt-A Trust 2005 -10 21A1	4.654%	1/25/36	1,405,815	815,373
Credit Suisse Mortgage Capital Certificates 2007-C3 A4	5.912%	6/15/39	242,000	191,050
GSMPS Mortgage Loan Trust 2001-2 A	7.500%	6/19/32	1,835,880	1,524,250	A

Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Premier Bond Fund - Continued

September 30, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Variable Rate Securities — Continued
Harborview Mortgage Loan Trust 2004-10 4A	4.297%	1/19/35	$547,904	$459,822
JP Morgan Mortgage Trust 2007-A2 4A2	6.028%	4/25/37	300,000	207,635
Merrill Lynch Mortgage Investors Inc. 2005-A2	4.479%	2/25/35	496,591	445,438
Nomura Asset Acceptance Corp. 2004-AR4 1A1	4.813%	12/25/34	576,208	541,635
Thornburg Mortgage Securities Trust 2007-4 2A1	6.206%	9/25/37	999,264	804,867
Thornburg Mortgage Securities Trust 2007-4 3A1	6.194%	9/25/37	982,052	799,709
WaMu Mortgage Pass-Through Certificates 2004-AR11	3.530%	10/25/34	109,603	103,905
WaMu Mortgage Pass-Through Certificates 2007-HY7 2A3	5.796%	7/25/37	2,000,000	1,250,393
				7,144,077
TOTAL MORTGAGE-BACKED SECURITIES (Cost — $53,142,931)				47,735,430
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.6%
Fixed Rate Securities — 0.6%
Fannie Mae	6.500%	8/25/44	702,609	759,064	L
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost — $725,547)				759,064
YANKEE BONDSJ — 7.9%
Aerospace and Defense — 0.1%
Systems 2001 Asset Trust	6.664%	9/15/13	167,413	166,148	A
Chemicals — N.M.
Methanex Corp.	8.750%	8/15/12	15,000	15,375
Commercial Banks — 0.1%
ICICI Bank Ltd.	6.375%	4/30/22	184,000	150,514	A,I
Containers and Packaging — 0.1%
Smurfit Kappa Funding PLC	7.750%	4/1/15	150,000	132,000
Diversified Financial Services — 0.6%
Lukoil International Finance BV	6.356%	6/7/17	340,000	327,692	A
UFJ Finance Aruba AEC	6.750%	7/15/13	500,000	555,612
				883,304
Diversified Telecommunication Services — 2.0%
Deutsche Telekom International Finance BV	5.250%	7/22/13	600,000	639,859
France Telecom SA	8.500%	3/1/31	600,000	829,608	M
Intelsat Bermuda Ltd.	11.250%	6/15/16	340,000	363,800
Intelsat Jackson Holdings Ltd.	9.500%	6/15/16	35,000	36,750
Nordic Telephone Co. Holdings ApS	8.875%	5/1/16	285,000	294,975	A
Wind Acquisition Finance SA	10.750%	12/1/15	500,000	550,000	A
				2,714,992
Energy Equipment and Services — 0.1%
Compagnie Generale de Geophysique-Veritas	7.500%	5/15/15	210,000	208,950

Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Premier Bond Fund - Continued

September 30, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Foreign Governments — 0.1%
Republic of Honduras	1.926%	10/1/11	$84,158	$82,281	C
Republic of Venezuela	9.375%	1/13/34	2,000	1,540
				83,821
Insurance — 0.7%
XL Capital Ltd.	5.250%	9/15/14	1,000,000	981,669
Media — 0.3%
NTL Cable PLC	9.125%	8/15/16	335,000	344,213
Sun Media Corp.	7.625%	2/15/13	55,000	42,075
				386,288
Metals and Mining — 0.2%
Novelis Inc.	7.250%	2/15/15	115,000	99,475
Vedanta Resources PLC	8.750%	1/15/14	130,000	129,675	A
				229,150
Oil, Gas and Consumable Fuels — 2.0%
Anadarko Finance Co.	6.750%	5/1/11	750,000	797,035
Anadarko Finance Co.	7.500%	5/1/31	1,000,000	1,106,379
Burlington Resources Finance Co.	7.400%	12/1/31	450,000	542,303
OPTI Canada Inc.	7.875%	12/15/14	240,000	183,600
OPTI Canada Inc.	8.250%	12/15/14	190,000	147,250
				2,776,567
Paper and Forest Products — 0.5%
Abitibi-Consolidated Co. of Canada	13.750%	4/1/11	520,000	512,200	A,D
PE Paper Escrow GmbH	12.000%	8/1/14	100,000	108,000	A
				620,200
Pharmaceuticals — N.M.
ELAN Corp. PLC	8.750%	10/15/16	50,000	49,250	A
Road and Rail — 0.4%
Grupo Transportacion Ferroviaria Mexicana SA de CV	9.375%	5/1/12	370,000	375,550
Kansas City Southern de Mexico	12.500%	4/1/16	170,000	187,850	A
				563,400
Semiconductors and Semiconductor Equipment — 0.1%
Sensata Technologies BV	8.000%	5/1/14	110,000	102,575
Wireless Telecommunication Services — 0.6%
True Move Co. Ltd.	10.750%	12/16/13	590,000	566,400	A
True Move Co. Ltd.	10.750%	12/16/13	200,000	192,000	A
				758,400
TOTAL YANKEE BONDS (Cost — $10,488,508)				10,822,603

Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Premier Bond Fund - Continued

September 30, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares		Value
Long-Term Securities — Continued
COMMON STOCKS AND EQUITY INTERESTS — 0.2%
Chemicals — 0.2%
Georgia Gulf Corp.			383	shs	$268,500	N
TOTAL COMMON STOCKS AND EQUITY INTERESTS (Cost — $267,280)					268,500
PREFERRED STOCKS — 0.8%
CMP Susquehanna Radio Holdings Corp.	0.000%		3,171		1,347	A,B,H,N
Fannie Mae	5.375%		15		88,125	F,L,N
Freddie Mac	8.375%		20,500		37,105	I,L,N
Freddie Mac	5.160%		100		250	F,L,N
Freddie Mac	5.000%		200		530	L,N
General Motors Corp.	5.250%		225,000		810,000	F
Preferred Blocker Inc.	7.000%		254		147,709	A
TOTAL PREFERRED STOCKS (Cost — $5,644,586)					1,085,066
TRUST PREFERRED SECURITIES — 3.6%
Corp-Backed Trust Certificates	7.375%		33,900		62,715	B
Corp-Backed Trust Certificates	8.000%		15,600		263,640
CORTS Trust for Ford Motor Co.	8.000%		155,100		2,652,210
PreferredPlus TR-CCR1	8.250%		5,100		89,250
SATURNS-F 2003-5	8.125%		104,100		1,839,447
TOTAL TRUST PREFERRED SECURITIES (Cost — $5,033,601)					4,907,262
WARRANTS — N.M.
Commercial Banks — N.M.
CNB Capital Trust	0.000%	3/23/19	3,624	wts	100	A,B,N
Hotels, Restaurants and Leisure — N.M.
Buffets Restaurants Holdings Inc.	0.000%	4/28/14	224		—	B,E,N
TOTAL WARRANTS (Cost — $100)					100
TOTAL LONG-TERM SECURITIES (Cost — $212,903,551)					197,573,112
SHORT-TERM SECURITIES — 6.0%
REPURCHASE AGREEMENT — 6.0%
Morgan Stanley 0.01%, dated 9/30/09, to be repurchased at $8,234,002 on 10/1/09 (Collateral: $8,390,000 Freddie Mac Note, 2.050% due 3/9/11, value $8,398,684)			$8,234,000		8,234,000
TOTAL SHORT-TERM SECURITIES (Cost — $8,234,000)					8,234,000
TOTAL INVESTMENTS — 151.0% (Cost — $221,137,551)O					205,807,112
Other Assets Less Liabilities — 1.8%					2,482,999
Liquidation value of preferred shares — (52.8)%					(72,000,000)

Net Assets Applicable to Common Shareholders — 100.0%					$136,290,111

Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Premier Bond Fund - Continued

September 30, 2009 (Unaudited) (continued)

N.M.	Not Meaningful.
A

Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 26.98% of net assets.

B	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
C

Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2009.

D	Bond is currently in default.
E	Illiquid security valued at fair value under the procedures approved by the Board of Trustees.
F	Convertible Security - Security may be converted into the issuer’s common stock.
G	Pay-in-Kind (“PIK”) security - A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
H	The coupon rates shown on variable rate securities are the rates at September 30, 2009. These rates vary with the weighted average coupon of the underlying loans.
I

Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

J	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
K

Stripped Security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

L	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.
M	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
N	Non-income producing.
O

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	$15,637,245
	Gross unrealized depreciation	(30,967,684)
	Net unrealized depreciation	$(15,330,439)

Notes of Portfolio of Investments (unaudited)

Organization and Significant Accounting Policies (unaudited)

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund commenced investment operations on March 28, 2002.

The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds. The Fund currently seeks to achieve its investment objective by investing substantially all of its assets in bonds, including corporate bonds, U.S. government and agency securities and mortgage-related securities. The ability of the issuers of the securities held by the Fund to meet their obligations might be affected by, among other things, economic developments in a specific state, industry or region.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Trustees. The Fund has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments:
Corporate bonds and notes	—	$95,768,274	$30,325	$95,798,599
Asset-backed securities	—	32,330,068	3,866,420	36,196,488
Mortgage-backed securities	—	47,550,385	185,045	47,735,430
U.S. government agency mortgage-backed securities	—	759,064	—	759,064
Yankee bonds	—	10,822,603	—	10,822,603
Common stock and equity interests	$268,500	—	—	268,500
Preferred stocks	847,885	235,834	1,347	1,085,066
Trust preferred securities	4,844,547	—	62,715	4,907,262
Warrants	—	—	100	100
Total long-term investments	5,960,932	187,466,228	4,145,952	197,573,112
Short-term investments†	—	8,234,000	—	8,234,000
Total investments	5,960,932	195,700,228	4,145,952	205,807,112
Other financial instruments:
Credit default swaps on corporate issues – buy‡	—	612,281	—	612,281
Credit default swaps on credit indices – sell‡	—	(702,486)	—	(702,486)
Total other financial instruments	—	(90,205)	—	(90,205)
Total	$5,960,932	$195,610,023	$4,145,952	$205,716,907

† See Portfolio of Investments for additional detailed categorizations.

‡ Values include any premiums paid or received with respect to swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Corporate Bonds & Notes	Asset- Backed Securities	Mortgage- Backed Securities	Trust Preferred Securities	Preferred Stock	Warrants	Total
Balance as of December 31, 2008	—	$276,041	$185,045	—	—	—	$461,086
Accrued premiums/discounts	$3,341	27,529	17,292	—	—	—	48,162
Realized gain/(loss)[1]	—	(144,769)	—	—	—	—	(144,769)
Change in unrealized appreciation (depreciation)[2]	(9,282)	1,411,412	(17,292)	—	—	—	1,384,838
Net purchases (sales)	36,266	2,296,207	—	—	$1,347	$100	2,333,920
Net transfers in and/or out of Level 3	—	—	—	$62,715	—	—	62,715
Balance as of September 30, 2009	$30,325	$3,866,420	$185,045	$62,715	$1,347	$100	$4,145,952
Net unrealized appreciation (depreciation) for investments in securities still held at September 30, 2009[2]	$(9,282)	$1,391,827	$(133,015)	$(434,656)	$—	$—	$814,874

1 This amount is included in net realized gain (loss) from investment.

2 Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern Time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian acting on the fund’s behalf, or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Swap Agreements

The Fund may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by a Fund are recorded as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities held as collateral for swap contracts are identified in the Portfolio of Investments. The risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

As disclosed in the Fair Values of Derivatives – Balance Sheet table that follows each Fund’s summary of open swap contracts, the aggregate fair value of credit default swaps in a net liability position as of September 30, 2009 was $892,291. The aggregate fair value of assets posted as collateral for all swaps was $800,000. If a defined credit event had occurred as of September 30, 2009, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been required to pay up to $21,666,202 less the value of the contracts’ related reference obligations.

Credit default swaps

The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to a sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

As of September, 2009, the one-month London Interbank Offered Rates (“LIBOR”) was 0.24563%.

The following is a summary of open swap contracts outstanding as of September 30, 2009.

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES—BUY PROTECTION(1)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount [2]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8, 1-Month LIBOR + 160 bp, due 6/25/35)	June 25, 2035	1.28% Monthly	$43,000	$41,123	—	$41,123

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9, 1-Month LIBOR + 250 bp, due 6/25/35)	June 25, 2035	2.05% Monthly	43,000	41,935	—	41,935

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8, 1-Month LIBOR + 138 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	12,708	23,546	—	23,546

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2, 1-Month LIBOR + 190bp, due 10/25/34)	October 25, 2034	1.37% Monthly	30,513	26,788	—	26,788

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2, 1-Month LIBOR + 130 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	43,000	42,960	—	42,960

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3, 1-Month LIBOR + 200 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	43,000	42,967	—	42,967

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M10, 1-Month LIBOR + 350bp, due 11/25/34)	November 25, 2034	2.15% Monthly	16,384	16,091	—	16,091

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount [2]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M9, 1-Month LIBOR + 225bp, due 11/25/34)	November 25, 2034	1.33% Monthly	$16,384	$15,973	—	$15,973

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3, 1-Month LIBOR + 300 bp, due 3/25/34)	March 25, 2034	2.2% Monthly	20,620	16,015	—	16,015

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8, 1-Month LIBOR + 180bp, due 11/25/34)	November 25, 2034	1.31% Monthly	15,633	15,544	—	15,544

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9, 1-Month LIBOR + 315bp, due 11/25/34)	November 25, 2034	2.18% Monthly	2,604	2,604	—	2,604

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A M8, 1-Month LIBOR + 135 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	17,046	16,630	—	16,630

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR + 100bp, due 1/25/35)	January 25, 2035	2.08% Monthly	2,722	2,714	—	2,714

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBOR + 190bp, due 3/25/35)	March 25, 2035	1.28% Monthly	22,446	20,846	—	20,846

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBOR + 325bp, due 3/25/35)	March 25, 2035	2.05% Monthly	17,912	16,760	—	16,760

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9, 1-Month LIBOR + 350bp, due 2/25/34)	February 25, 2034	2.15% Monthly	10,233	8,017	—	8,017

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount [2]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8, 1-Month LIBOR + 170 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	$20,879	$20,792	—	$20,792

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9, 1-Month LIBOR + 275bp, due 2/25/35)	February 25, 2035	2.08% Monthly	6,551	6,542	—	6,542

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8, 1-Month LIBOR + 153bp, due 12/25/34)	December 25, 2034	1.31% Monthly	25,304	23,624	—	23,624

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9, 1-Month LIBOR + 240bp, due 12/25/34)	December 25, 2034	2.08% Monthly	22,737	21,896	—	21,896

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1 B3, 1-Month LIBOR + 225bp, due 9/25/35)	September 25, 2035	2.05% Monthly	11,329	10,734	—	10,734

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4 B3, 1-Month LIBOR + 375bp, due 4/25/35)	April 25, 2035	2.15% Monthly	11,687	11,437	—	11,437

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B2, 1-Month LIBOR + 130bp, due 10/25/35)	October 25, 2035	1.28% Monthly	15,387	14,562	—	14,562

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B3, 1-Month LIBOR + 205bp, due 10/25/35)	October 25, 2035	2.05% Monthly	15,461	14,702	—	14,702

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount [2]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 B2, 1-Month LIBOR + 135bp, due 9/25/35)	September 25, 2035	1.28% Monthly	$14,594	$13,797	—	$13,797

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2, 1-Month LIBOR + 130 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	13,639	13,342	—	13,342

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3, 1-Month LIBOR + 215bp, due 1/25/35)	January 25, 2035	2.18% Monthly	2,937	2,930	—	2,930

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9, 1-Month LIBOR + 325bp, due 8/25/34)	August 25, 2034	2.15% Monthly	16,634	9,733	—	9,733

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8, 1-Month LIBOR + 140 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	21,085	20,115	—	20,115

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9, 1-Month LIBOR + 205 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	18,390	17,667	—	17,667

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2, 1-Month LIBOR + 135 bp, due 6/25/35)	June 25, 2035	1.28% Monthly	43,000	41,070	—	41,070

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3, 1-Month LIBOR + 195 bp, due 6/25/35)	June 25, 2035	2.05% Monthly	43,000	41,702	—	41,702

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount [2]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8, 1-Month LIBOR + 155bp, due 1/25/36)	January 25, 2036	1.36% Monthly	$43,000	$42,065	—	$42,065

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1 M9, 1-Month LIBOR + 250 bp, due 1/25/36)	January 25, 2036	2.18% Monthly	31,420	31,261	—	31,261

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6, 1-Month LIBOR + 230bp, due 6/25/34)	June 25, 2034	1.37% Quarterly	17,049	16,956	—	16,956

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3, 1-Month LIBOR + 260bp, due 1/25/35)	January 25, 2035	2.05% Monthly	33,714	33,687	—	33,687

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBOR + 165bp, due 1/25/35)	January 25, 2035	1.28% Monthly	43,000	42,959	—	42,959

The Goldman Sachs Group, Inc. (Citigroup Inc., 6.5%, due 1/18/11)	March 20, 2014	4.7% Quarterly	1,700,000	(189,805)	—	(189,805)

Net unrealized appreciation on buys of credit default swaps on corporate issues						$612,281

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION(3)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund ‡	Contract Notional Amount [2]	Market Value [4]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	0.86% Quarterly	$21,666,202	$(702,486)	—	$(702,486	)*

Net unrealized depreciation on sales of credit default swaps on credit indices						$(702,486)

1  If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

2  The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3  If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

4  The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

‡  Percentage shown is an annual percentage rate.

* Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at September 30, 2009.

Primary Underlying Risk Disclosure	Swap Contracts, at value	Total
Credit Contracts	$(90,205)	$(90,205)

The Fund had average notional balances of $2,295,152 and $28,434,111 in credit default swap contracts (to buy protection) and credit default swap contracts (to sell protection), respectively during the period ended September 30, 2009.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By	/s/ R. Jay Gerken
R. Jay Gerken
President, Western Asset Premier Bond Fund

Date:  November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
President, Western Asset Premier Bond Fund

Date:  November 23, 2009

By	/s/ Frances M. Guggino
Frances M. Guggino
Principal Financial and Accounting Officer, Western Asset Premier Bond Fund

Date:  November 23, 2009